CONVERTIBLE LOAN (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE LOAN
Schedule of Convertible loan
	As of December 31
	2012	2013
	RMB	RMB

Principal IFC loan	125,710	102,905
Unamortized discount	(4,554)	—
Net carrying amount	121,156	102,905